Organization and Principal Activities	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Bit Digital, Inc. (“BTBT” or the “Company”), formerly known as Golden Bull Limited, is a holding company incorporated on February 17, 2017, under the laws of the Cayman Islands. The Company is currently engaged in the bitcoin mining business through its wholly owned subsidiaries in the United States and Hong Kong. On August 7, 2020, the Company changed its Nasdaq trading symbol to “BTBT”. On September 10, 2020, the Company officially changed its name from “Golden Bull Limited” to “Bit Digital, Inc.”, which the management believes more closely reflects the Company’s bitcoin mining business.

On June 3, 2019, Golden Bull USA was incorporated in the State of New York, which is a wholly owned subsidiary of the Company.

On April 8, 2020, 2020 the Company acquired Bit Digital Hong Kong Limited (“Bit Digital Hong Kong”) (formerly known as XMAX Chain Limited), as a wholly-owned subsidiary in Hong Kong. Bit Digital Hong Kong was purchased from an unaffiliated third party. This entity was formed in Hong Kong on March 1, 2018. After the acquisition, Bit Digital Hong Kong became a wholly owned subsidiary of the Company and the name was changed to Bit Digital Hong Kong Limited. Bit Digital Hong Kong is a Hong Kong company engaged in bitcoin mining business. On the acquisition date, Bit Digital Hong Kong had negative net assets of $674, and the Company recorded a loss of $1,964 from the acquisition.

On September 1, 2020, we established Bit Digital USA, Inc. (“BT USA”), a wholly owned subsidiary incorporated in Delaware, United States, through which we intend to operate bitcoin mining business with our miners in the United States. In September, we commenced trial operations with 100 units of miners under operation in Texas, United States.

DISPOSITION OF PEER-TO-PEER LENDING BUSINESS AND CAR RENTAL BUSINESS IN PRC

On September 8, 2020, the Board approved the disposal of Point Cattle Holdings Limited, a former wholly owned subsidiary of the Company in the British Virgin Islands, and its subsidiaries and VIEs, through which the Company previously operated its peer-to-peer lending business and the car rental business in PRC. Upon the sale, we discontinued our peer-to-peer lending business and the car rental business in the PRC (“discontinued operations”). In addition to our bitcoin mining business, we plan to operate our car rental business through Golden Bull USA, Inc., a wholly owned subsidiary based in the United States once the Coronavirus pandemic is curtailed.

On the same date, the Company entered into a certain share purchase agreement (the “Disposition SPA”) by and among a BVI company, Sharp Whale Limited (the “Purchaser”), Point Cattle Holding Limited (the “Subsidiary”) and the Company (the “Seller”). Pursuant to the Disposition SPA, the Purchaser purchased the Subsidiary in exchange for nominal consideration of $10.00 and other good and valuable consideration.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background	Ownership
Golden Bull USA	● A United States company ● Incorporated on June 3, 2019 ● Engaged in car rental business	100% owned by Bit Digital, Inc.
BIT DIGITAL HONG KONG LIMITED	● A Hong Kong company ● Acquired on April 8, 2020 ● Engaged in bitcoin mining business	100% owned by Bit Digital, Inc.
BIT DIGITAL USA, INC.	● A United States company ● Incorporated on September 1, 2020 ● Engaged in bitcoin mining business	100% owned by Bit Digital, Inc.
BIT DIGITAL CANADA INC.	● A Canadian company ● Incorporated on February 23, 2020 ● Engaged in bitcoin mining business	100% owned by Bit Digital, Inc.